UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 65.0%
Commercial Services - 0.5%
1,950	Robert Half International, Inc.	81,802

Communications - 1.6%
1,100	SBA Communications Corp. *	100,056
3,050	Verizon Communications, Inc.	145,088

		245,144

Consumer Durables - 0.5%
600	Polaris Industries, Inc.	83,826

Consumer Non-Durables - 5.3%
2,500	Coca-Cola Co.	96,650
1,475	Michael Kors Holdings, Ltd. *	137,573
1,300	NIKE, Inc.	96,018
2,475	PepsiCo, Inc.	206,662
1,250	Philip Morris International, Inc.	102,338
2,100	Procter & Gamble Co.	169,260

		808,501

Consumer Services - 3.2%
12,700	Sirius XM Holdings, Inc. *	40,640
1,000	Starbucks Corp.	73,380
700	Time Warner, Inc.	45,731
3,000	Twenty-First Century Fox, Inc.	95,910
1,075	Visa, Inc.	232,049

		487,710

Electronic Technology - 6.6%
1,500	3D Systems Corp. *	88,725
460	Apple, Inc.	246,900
5,600	Applied Materials, Inc.	114,352
1,650	Avago Technologies, Ltd.	106,276
4,650	Ciena Corp. *	105,741
2,425	EMC Corp.	66,469
2,600	Intel Corp.	67,106
400	International Business Machines Corp.	76,996
1,800	Qualcomm, Inc.	141,948

		1,014,513

Energy Minerals - 4.3%
1,300	Chevron Corp.	154,583
1,175	Continental Resources, Inc. *	146,017
950	Gulfport Energy Corp. *	67,621
1,325	Marathon Petroleum Corp.	115,328
1,800	Occidental Petroleum Corp.	171,522

		655,071

Finance - 7.1%
700	ACE, Ltd.	69,342
1,500	Ameriprise Financial, Inc.	165,105
1,325	Discover Financial Services	77,102
1,950	Franklin Resources, Inc.	105,651
610	Goldman Sachs Group, Inc.	99,948

Quantity	Name of Issuer	Fair Value ($)

3,525	JPMorgan Chase & Co.	214,003
1,550	Marsh & McLennan Cos., Inc.	76,415
1,475	MetLife, Inc.	77,880
1,900	US Bancorp	81,434
2,300	Wells Fargo & Co.	114,402

		1,081,282

Health Services - 2.4%
1,005	Express Scripts Holding Co. *	75,465
650	McKesson Corp.	114,770
2,225	UnitedHealth Group, Inc.	182,428

		372,663

Health Technology - 8.2%
275	Actavis, PLC *	56,609
425	Alexion Pharmaceuticals, Inc. *	64,655
775	Allergan, Inc.	96,178
2,200	Bristol-Myers Squibb Co.	114,290
890	Celgene Corp. *	124,244
1,775	Covidien, PLC	130,746
2,200	Gilead Sciences, Inc. *	155,892
1,350	Johnson & Johnson	132,611
4,138	Pfizer, Inc.	132,913
125	Regeneron Pharmaceuticals, Inc. *	37,535
1,200	Stryker Corp.	97,764
900	Thermo Fisher Scientific, Inc.	108,216

		1,251,653

Industrial Services - 1.3%
650	Fluor Corp.	50,524
1,600	Schlumberger, Ltd.	156,000

		206,524

Process Industries - 2.3%
115	CF Industries Holdings, Inc.	29,974
1,650	Ecolab, Inc.	178,184
1,725	International Paper Co.	79,143
475	Praxair, Inc.	62,211

		349,512

Producer Manufacturing - 7.0%
650	3M Co.	88,179
875	Caterpillar, Inc.	86,949
2,075	Danaher Corp.	155,625
1,350	Eaton Corp., PLC	101,412
1,200	Emerson Electric Co.	80,160
900	Flowserve Corp.	70,506
1,900	General Electric Co.	49,191
1,350	Honeywell International, Inc.	125,226
325	Precision Castparts Corp.	82,147
700	Trinity Industries, Inc.	50,449
1,050	United Technologies Corp.	122,682

See accompanying notes to schedule of investments.

MARCH 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

200	WW Grainger, Inc.	50,532

		1,063,058

Retail Trade - 5.5%
245	Amazon.com, Inc. *	82,447
2,150	CVS Caremark Corp.	160,949
2,750	Dick’s Sporting Goods, Inc.	150,178
1,700	eBay, Inc. *	93,908
2,125	Home Depot, Inc.	168,151
1,200	Target Corp.	72,612
1,800	TJX Cos., Inc.	109,170

		837,415

Technology Services - 7.7%
1,425	Accenture, PLC	113,601
1,150	Adobe Systems, Inc. *	75,601
675	ANSYS, Inc. *	51,989
2,000	Cognizant Technology Solutions Corp. *	101,220
255	Google, Inc. *	284,200
1,900	Informatica Corp. *	71,782
200	LinkedIn Corp. *	36,988
4,325	Microsoft Corp.	177,282
2,200	Oracle Corp.	90,002
140	priceline.com, Inc. *	166,865

		1,169,530

Transportation - 1.5%
800	Union Pacific Corp.	150,128
775	United Parcel Service, Inc.	75,470

		225,598

Total Common Stocks (cost: $6,361,116)		9,933,802

Bonds -33.4%
Asset-Backed Securities - 3.1%
12,037	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36 [14]	12,031
67,293	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32 [14]	69,564
	Citifinancial Mortgage Securities, Inc.:
23,602	2004-1 AF3, 3.77%, 4/25/34 [14]	24,033
51,377	2003-1 AF5, 4.78%, 1/25/33 [14]	52,812
46,534	Conseco Finance, 2001-D M1, 1.51%, 11/15/32 [1]	45,104
18,939	First Franklin Mtge. Loan Asset-Backed Certs., 2005-FF2 M2, 0.81%, 3/25/35 [1]	18,915
46,439	Green Tree Financial Corp., 1997-7 A6, 6.76%, 7/15/28	48,600
50,000	HouseHold Home Equity Loan Trust, 2007-2 A4, 0.46%, 7/20/36 [1]	47,282
13,662	Irwin Home Equity Corp., 2005-1 M1, 5.42%, 6/25/35 [14]	13,714

Principal Amount ($)	Name of Issuer	Fair Value ($)

28,783	New Century Home Equity Loan Trust, 2005-A A4W, 4.89%, 8/25/35 [14]	30,019
54,403	RAAC Series, 2005-SP2 1M1, 0.67%, 5/25/44 [1]	53,010
50,000	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.55%, 9/25/35 [1]	48,242
11,199	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	11,361

		474,687

Collateralized Mortgage Obligations - 5.2%
	Fannie Mae Grantor Trust:
70,652	2004-T1 1A1, 6.00%, 1/25/44	79,440
17,280	2004-T3, 1A3, 7.00%, 2/25/44	19,489
	Fannie Mae REMIC:
28,207	2009-30 AG, 6.50%, 5/25/39	30,655
13,280	2013-28 WD, 6.50%, 5/25/42	15,007
79,701	2012-68 GW, 7.00%, 5/25/31	96,548
11,970	2010-108 AP, 7.00%, 9/25/40	13,299
	Freddie Mac REMIC:
96,975	3.00%, 3/15/32	94,035
98,730	5.33%, 10/15/47 [1]	106,194
24,156	7.00%, 11/15/29	26,634
46,191	7.50%, 6/15/30	53,404
66,905	Government National Mortgage Association, 2005-74 HA, 7.50%, 9/16/35	75,887
	Sequoia Mortgage Trust:
23,511	2013-4 A3, 1.55%, 4/25/43 [1]	21,607
40,123	2013-1 2A1, 1.86%, 2/25/43 [1]	34,490
46,147	2013-3 A2, 2.50%, 3/25/43 [1]	41,023
34,207	2012-4 A2, 3.00%, 9/25/42 [1]	33,024
44,966	Vendee Mortgage Trust, 2008-1 B, 7.87%, 3/15/25 [1]	51,629

		792,365

Corporate Bonds - 9.7%
72,167	America West Airlines 2000-1 Trust, 8.06%, 7/2/20	83,352
50,000	Bank One Corp., 8.53%, 3/1/19 [14]	62,507
50,000	Berkshire Hathaway Finance Corp., 5.40%, 5/15/18	57,064
25,000	Capital One Bank USA NA, 1.20%, 2/13/17	24,910
25,000	Coca-Cola Refreshments USA, Inc., 7.00%, 10/1/26	31,880
23,963	Continental Airlines 1998-3 Class A-1 Trust, 6.82%, 5/1/18	26,240
50,000	Copano Energy Finance Corp., 7.13%, 4/1/21	56,822
100,000	Entergy Arkansas, Inc., 5.90%, 6/1/33	100,099
50,000	Google, Inc., 3.63%, 5/19/21	52,898

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

50,000	HSBC USA, Inc., 9.30%, 6/1/21	65,284
50,000	Johnson & Johnson, 3.38%, 12/5/23	51,290
40,000	Manufacturers & Traders Trust Co. (Subordinated), 5.63%, 12/1/21 1	41,553
	Microsoft Corp.:
50,000	4.00%, 2/8/21	54,121
100,000	5.20%, 6/1/39	111,995
40,000	Northern States Power Co., 7.13%, 7/1/25	51,546
48,982	Northwest Airlines 1999-2 A Trust, 7.58%, 3/1/19	56,330
25,000	PacifiCorp, 7.70%, 11/15/31	35,322
100,000	PepsiCo, Inc., 3.60%, 3/1/24	100,126
63,989	Procter & Gamble ESOP, 9.36%, 1/1/21	79,956
50,000	Public Service Co. of Colorado, 4.30%, 3/15/44	49,948
50,000	Southern California Gas Co., 4.45%, 3/15/44	51,034
50,000	State Street Corp., 7.35%, 6/15/26	63,130
50,000	Statoil ASA, 3.15%, 1/23/22	50,156
25,000	Target Corp., 9.88%, 7/1/20	33,466
50,000	Tosco Corp., 8.13%, 2/15/30	72,368
21,000	Validus Holdings, Ltd., 8.88%, 1/26/40	29,204

		1,492,601

Federal Home Loan Mortgage Corporation - 1.7%
58,968	2.50%, 4/1/27	59,001
33,783	3.00%, 5/1/27	34,362
18,624	6.00%, 10/1/21	20,237
11,444	6.50%, 4/1/38	12,796
38,466	7.00%, 7/1/32	43,599
9,540	7.00%, 5/1/34	10,796
18,541	7.00%, 11/1/37	21,015
11,790	7.00%, 1/1/39	13,423
21,303	7.50%, 11/1/36	25,479
4,341	8.00%, 9/1/15	4,607
9,796	8.38%, 5/17/20	10,717

		256,032

Principal Amount ($)	Name of Issuer	Fair Value ($)

Federal National Mortgage Association - 2.7%
28,689	6.50%, 5/1/36	32,197
59,468	6.63%, 11/1/30	66,713
47,126	6.63%, 1/1/31	52,867
17,802	7.00%, 12/1/32	20,511
38,447	7.00%, 3/1/33	41,838
24,497	7.00%, 12/1/36	28,347
13,233	7.00%, 11/1/38	15,158
5,119	7.50%, 6/1/32	5,941
18,187	7.50%, 4/1/33	21,185
19,071	7.50%, 11/1/33	22,748
26,930	7.50%, 1/1/34	32,298
9,278	7.50%, 4/1/38	10,806
39,344	8.00%, 2/1/31	48,237
9,279	8.43%, 7/15/26	9,980
6,907	9.50%, 5/1/27	8,162

		416,988

Government National Mortgage Association - 4.1%
289,453	4.50%, 6/15/40	316,024
47,724	6.63%, 4/20/31	54,100
26,671	7.00%, 12/15/24	30,610
49,414	7.00%, 9/20/38	55,566
40,482	7.23%, 12/20/30	46,878
39,769	8.00%, 7/15/24	44,806
70,564	8.38%, 3/15/31	74,025
813	9.50%, 9/20/18	908

		622,917

Taxable Municipal Securities - 2.2%
85,000	County of St Clair IL, 5.40%, 12/30/28	86,345
55,000	Hollywood Beach Community Development, 5.00%, 10/1/23	56,849
80,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev., 8.75%, 8/15/27	89,039
50,000	Trenton Special School District, 6.13%, 5/1/40	52,782
50,000	University of Maryland, 3.00%, 4/1/23	48,612

		333,627

See accompanying notes to schedule of investments.

MARCH 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Balanced Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

U.S. Government /Federal Agency Securities - 2.7%
	U.S. Treasury Note:
100,000	0.09%, 1/31/16 [1]	99,944
125,000	2.75%, 11/15/42	106,504
	U.S. Treasury Strips:
175,000	2.85%, 11/15/23 [6]	132,820
150,000	4.22%, 2/15/36 [6]	69,080

		408,348

Foreign Government Bonds - 2.0%
50,000	Province of British Columbia, 1.20%, 4/25/17	50,197
100,000	Province of Manitoba, 2.10%, 9/6/22	93,344
100,000	Province of Ontario, 2.00%, 1/30/19	100,040
50,000	Province of Saskatchewan, 8.50%, 7/15/22	68,165

		311,746

Total Bonds (cost: $5,029,210)		5,109,311

Closed-End Mutual Funds - 0.4%
4,300	American Strategic Income Portfolio, Inc. II	35,733
1,100	Blackrock Build America Bond Trust	22,264

Total Closed-End Mutual Funds (cost: $63,375)		57,997

Total Investments in Securities - 98.8% (cost: $11,453,701)		15,101,110
Other Assets and Liabilities, net - 1.2%		178,397

Total Net Assets - 100.0%		$15,279,507

*	Non-income producing security.
[1]	Variable rate security. Rate disclosed is as of March 31, 2014.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of March 31, 2014.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	9,933,802	—	—	9,933,802
Asset-Backed Securities	—	474,687	—	474,687
Collateralized Mortgage Obligations	—	792,365	—	792,365
Corporate Bonds	—	1,492,601	—	1,492,601
Federal Home Loan Mortgage Corporation	—	256,032	—	256,032
Federal National Mortgage Association	—	416,988	—	416,988
Government National Mortgage Association	—	622,917	—	622,917
Taxable Municipal Securities	—	333,627	—	333,627
U.S. Government / Federal Agency Securities	—	408,348	—	408,348
Foreign Government Bonds	—	311,746	—	311,746
Closed-End Mutual Funds	57,997	—	—	57,997
Total:	9,991,799	5,109,311	—	15,101,110

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.6%
Commercial Services - 3.1%
125,885	Equifax, Inc.	8,563,957
130,800	Moody’s Corp.	10,375,056
175,250	Nielsen Holdings NV	7,821,408
161,200	Robert Half International, Inc.	6,762,340

		33,522,761

Communications - 3.1%
277,500	Rogers Communications, Inc.	11,499,600
460,100	Verizon Communications, Inc.	21,886,957

		33,386,557

Consumer Durables - 1.4%
133,200	Snap-On, Inc.	15,115,536

Consumer Non-Durables - 6.7%
80,250	Colgate-Palmolive Co.	5,205,817
51,450	Diageo, PLC, ADR	6,410,155
150,500	NIKE, Inc.	11,115,930
263,200	PepsiCo, Inc.	21,977,200
114,500	Philip Morris International, Inc.	9,374,115
229,000	Procter & Gamble Co.	18,457,400

		72,540,617

Consumer Services - 3.1%
73,250	McDonald’s Corp.	7,180,697
229,800	Time Warner, Inc.	15,012,834
140,000	Viacom, Inc.	11,898,600

		34,092,131

Electronic Technology - 8.4%
23,700	Apple, Inc.	12,720,738
509,100	Applied Materials, Inc.	10,395,822
212,100	Avago Technologies, Ltd.	13,661,361
81,100	EMC Corp.	2,222,951
540,000	Intel Corp.	13,937,400
86,500	International Business Machines Corp.	16,650,385
203,800	Qualcomm, Inc.	16,071,668
90,525	TE Connectivity, Ltd.	5,450,510

		91,110,835

Energy Minerals - 6.6%
246,100	Chevron Corp.	29,263,751
107,500	Marathon Petroleum Corp.	9,356,800
210,500	Occidental Petroleum Corp.	20,058,545
373,100	Suncor Energy, Inc.	13,043,576

		71,722,672

Quantity	Name of Issuer	Fair Value ($)

Finance - 17.0%
81,900	ACE, Ltd.	8,113,014
136,542	Ameriprise Financial, Inc.	15,029,178
358,750	Ares Capital Corp.	6,321,175
157,400	Arthur J Gallagher & Co.	7,489,092
211,000	Discover Financial Services	12,278,090
161,000	First Republic Bank	8,692,390
174,000	Franklin Resources, Inc.	9,427,320
63,700	Goldman Sachs Group, Inc.	10,437,245
430,200	JPMorgan Chase & Co.	26,117,442
122,300	Macquarie Infrastructure Co., LLC	7,004,121
271,700	Marsh & McLennan Cos., Inc.	13,394,810
222,100	MetLife, Inc.	11,726,880
31,200	Public Storage	5,256,888
145,000	T Rowe Price Group, Inc.	11,940,750
313,600	US Bancorp	13,440,896
198,700	Validus Holdings, Ltd.	7,492,977
323,400	XL Group, PLC	10,106,250

		184,268,518

Health Services - 3.4%
220,800	Cardinal Health, Inc.	15,451,584
58,600	McKesson Corp.	10,347,002
133,700	UnitedHealth Group, Inc.	10,962,063

		36,760,649

Health Technology - 14.1%
254,360	Abbott Laboratories	9,795,404
51,750	Becton Dickinson and Co.	6,058,890
249,850	Bristol-Myers Squibb Co.	12,979,708
296,000	Covidien, PLC	21,803,360
343,325	Johnson & Johnson	33,724,815
182,400	Medtronic, Inc.	11,224,896
321,600	Merck & Co., Inc.	18,257,232
638,800	Pfizer, Inc.	20,518,256
238,800	Stryker Corp.	19,455,036

		153,817,597

Industrial Services - 2.1%
118,200	Fluor Corp.	9,187,686
5,000	Helmerich & Payne, Inc.	537,800
112,200	Oceaneering International, Inc.	8,062,692
147,050	Seadrill, Ltd.	5,170,278

		22,958,456

Process Industries - 2.1%
325,900	International Paper Co.	14,952,292
90,000	LyondellBasell Industries NV	8,004,600

		22,956,892

Producer Manufacturing - 10.6%
86,875	3M Co.	11,785,462
56,300	Caterpillar, Inc.	5,594,531
39,800	Cummins, Inc.	5,929,802

See accompanying notes to schedule of investments.

6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

204,900	Eaton Corp., PLC	15,392,088
152,800	Emerson Electric Co.	10,207,040
274,000	Honeywell International, Inc.	25,416,240
343,500	Tyco International, Ltd.	14,564,400
154,700	United Technologies Corp.	18,075,148
33,865	WW Grainger, Inc.	8,556,331

		115,521,042

Retail Trade - 4.8%
222,500	CVS Caremark Corp.	16,656,350
175,900	Home Depot, Inc.	13,918,967
192,300	Macy’s, Inc.	11,401,467
172,300	TJX Cos., Inc.	10,449,995

		52,426,779

Technology Services - 5.2%
179,662	Accenture, PLC	14,322,655
105,950	Automatic Data Processing, Inc.	8,185,697
638,600	Microsoft Corp.	26,176,214
182,200	Oracle Corp.	7,453,802

		56,138,368

Transportation - 2.9%
96,900	Ryder System, Inc.	7,744,248
79,650	Union Pacific Corp.	14,947,119
88,550	United Parcel Service, Inc.	8,622,999

		31,314,366

Quantity	Name of Issuer	Fair Value ($)

Utilities - 3.0%
346,000	Kinder Morgan, Inc.	11,241,540
127,000	NextEra Energy, Inc.	12,143,740
196,500	Wisconsin Energy Corp.	9,147,075

		32,532,355

Total Common Stocks (cost: $848,351,406)		1,060,186,131

Closed-End Mutual Funds - 1.6%
333,300	Kayne Anderson MLP Investment Co.	12,235,443
167,400	Tortoise Energy Capital Corp.	5,547,636

Total Closed-End Mutual Funds (cost: $15,207,141)		17,783,079

Total Investments in Securities - 99.2% (cost: $863,558,547)		1,077,969,210
Other Assets and Liabilities, net - 0.8%		8,179,280

Total Net Assets - 100.0%		$1,086,148,490

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	1,060,186,131	—	—	1,060,186,131
Closed-End Mutual Funds	17,783,079	—	—	17,783,079
Total:	1,077,969,210	—	—	1,077,969,210

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.8%
Asia - 6.7%
Australia - 2.3%
4,100	BHP Billiton, Ltd., ADR	277,857
8,350	Westpac Banking Corp., ADR	267,701

		545,558

China/Hong Kong - 1.2%
5,400	HSBC Holdings, PLC, ADR	274,482

Japan - 1.7%
10,800	Seven & I Holdings Co., Ltd.	411,528

Singapore -1.5%
5,300	Avago Technologies, Ltd.	341,373

Europe - 34.2%
France - 3.3%
4,500	BNP Paribas SA	346,948
4,400	Schlumberger, Ltd.	429,000

		775,948

Germany - 3.2%
2,735	Allianz SE	462,269
2,100	Siemens AG, ADR	283,815

		746,084

Ireland - 4.5%
3,600	Accenture, PLC	286,992
7,300	Covidien, PLC	537,718
2,925	Eaton Corp., PLC	219,726

		1,044,436

Italy - 2.7%
9,535	Azimut Holding SpA	340,623
11,200	Eni SpA	280,857

		621,480

Netherlands - 0.8%
2,100	LyondellBasell Industries NV	186,774

Norway - 1.4%
9,400	Seadrill, Ltd.	330,504

Spain - 3.2%
33,300	Banco Bilbao Vizcaya Argentaria SA, ADR	399,933
2,400	Inditex SA	360,072

		760,005

Sweden - 0.8%
1,825	Autoliv, Inc.	183,139

Switzerland - 7.4%
1,200	ACE, Ltd.	118,872
4,775	Adecco SA	397,405
5,210	Nestle SA	392,155

Quantity	Name of Issuer	Fair Value ($)

221	SGS SA	545,046
3,850	Syngenta AG, ADR	291,753

		1,745,231

United Kingdom - 6.9%
14,365	Burberry Group, PLC	333,974
3,700	Diageo, PLC, ADR	460,983
66,640	DS Smith, PLC	361,168
8,500	GlaxoSmithKline, PLC, ADR	454,155

		1,610,280

Latin America - 1.0%
Brazil - 1.0%
4,100	AGCO Corp.	226,156

North America - 55.9%
Canada - 1.9%
3,000	Rogers Communications, Inc.	124,320
9,000	Suncor Energy, Inc.	314,640

		438,960

United States - 54.0%
2,200	3M Co.	298,452
675	Apple, Inc.	362,300
2,850	Automatic Data Processing, Inc.	220,191
4,200	Bristol-Myers Squibb Co.	218,190
4,900	Cardinal Health, Inc.	342,902
1,650	Caterpillar, Inc.	163,961
5,025	Chevron Corp.	597,523
1,225	Cummins, Inc.	182,513
4,900	CVS Caremark Corp.	366,814
5,300	Discover Financial Services	308,407
3,775	Emerson Electric Co.	252,170
3,150	Franklin Resources, Inc.	170,667
600	Goldman Sachs Group, Inc.	98,310
3,400	Home Depot, Inc.	269,042
4,500	Honeywell International, Inc.	417,420
6,300	Intel Corp.	162,603
950	International Business Machines Corp.	182,866
7,500	International Paper Co.	344,100
6,500	Johnson & Johnson	638,495
7,200	JPMorgan Chase & Co.	437,112
7,250	Kinder Morgan, Inc.	235,553
4,400	Marsh & McLennan Cos., Inc.	216,920
1,750	McDonald’s Corp.	171,552
6,000	Medtronic, Inc.	369,240
5,400	Merck & Co., Inc.	306,558
4,200	MetLife, Inc.	221,760
6,500	Microsoft Corp.	266,435
2,250	Moody’s Corp.	178,470
3,100	NIKE, Inc.	228,966
2,500	Occidental Petroleum Corp.	238,225
4,450	PepsiCo, Inc.	371,575

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

16,300	Pfizer, Inc.	523,556
2,600	Philip Morris International, Inc.	212,862
3,575	Procter & Gamble Co.	288,145
350	Public Storage	58,971
3,300	Qualcomm, Inc.	260,238
1,700	Snap-On, Inc.	192,916
2,325	Stryker Corp.	189,418
4,825	Time Warner, Inc.	315,217
2,850	TJX Cos., Inc.	172,852
1,200	Union Pacific Corp.	225,192
2,300	United Parcel Service, Inc.	223,974
2,550	United Technologies Corp.	297,942
5,800	US Bancorp	248,588
9,300	Verizon Communications, Inc.	442,401
675	WW Grainger, Inc.	170,546

		12,662,110

Total Common Stocks
(cost: $19,395,003)		22,904,048

Closed-End Mutual Funds - 0.8%
4,800	Kayne Anderson MLP Investment Co.	176,208

(cost: $134,750)

Total Investments in Securities - 98.6%
(cost: $19,529,753)		23,080,256
Other Assets and Liabilities, net - 1.4%		336,036

Total Net Assets - 100.0%		$23,416,292

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	17.0%
Health Technology	13.8
Producer Manufacturing	11.5
Consumer Non-Durables	8.3
Retail Trade	6.6
Energy Minerals	6.1
Electronic Technology	5.6
Process Industries	5.1
Commercial Services	4.8
Technology Services	3.3
Industrial Services	3.2
Communications	2.4
Consumer Durables	2.4
Consumer Services	2.1
Transportation	1.9
Health Services	1.5
Non-Energy Minerals	1.2
Utilities	1.0
Closed-End Mutual Funds	0.8

98.6
Other Assets and Liabilities, net	1.4

100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	545,558	—	—	545,558
Brazil	226,156	—	—	226,156
Canada	438,960	—	—	438,960
China/Hong Kong	274,482	—	—	274,482
France	429,000	346,948	—	775,948
Germany	283,815	462,269	—	746,084
Ireland	1,044,436	—	—	1,044,436
Italy	—	621,480	—	621,480
Japan	—	411,528	—	411,528
Netherlands	186,774	—	—	186,774
Norway	330,504	—	—	330,504
Singapore	341,373	—	—	341,373
Spain	399,933	360,072	—	760,005
Sweden	183,139	—	—	183,139
Switzerland	410,625	1,334,606	—	1,745,231
United Kingdom	915,138	695,142	—	1,610,280
United States	12,662,110	—	—	12,662,110

	18,672,003	4,232,045	—	22,904,048

Closed-End Mutual Funds	176,208	—	—	176,208

Total:	18,848,211	4,232,045	—	23,080,256

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

10

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MARCH 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.8%
Commercial Services - 3.2%
25,200	Cardtronics, Inc. *	979,020
19,400	DigitalGlobe, Inc. *	562,794
44,800	On Assignment, Inc. *	1,728,832

		3,270,646

Communications - 1.7%
11,050	SBA Communications Corp. *	1,005,108
24,100	TW Telecom, Inc. *	753,366

		1,758,474

Consumer Durables - 4.9%
6,400	Fossil Group, Inc. *	746,304
15,300	Polaris Industries, Inc.	2,137,563
18,300	Snap-On, Inc.	2,076,684

		4,960,551

Consumer Non-Durables - 3.1%
5,800	G-III Apparel Group, Ltd. *	415,164
51,200	Iconix Brand Group, Inc. *	2,010,624
26,600	Prestige Brands Holdings, Inc. *	724,850

		3,150,638

Consumer Services - 4.7%
13,800	Buffalo Wild Wings, Inc. *	2,054,820
38,200	Dunkin’ Brands Group, Inc.	1,916,876
30,700	Lions Gate Entertainment Corp.	820,611

		4,792,307

Electronic Technology - 7.4%
15,250	3D Systems Corp. *	902,038
60,600	Ciena Corp. *	1,378,044
5,600	F5 Networks, Inc. *	597,128
40,000	InvenSense, Inc. *	946,800
51,500	Skyworks Solutions, Inc. *	1,932,280
28,800	Synaptics, Inc. *	1,728,576

		7,484,866

Energy Minerals - 4.2%
13,700	EPL Oil & Gas, Inc. *	528,820
39,700	Gulfport Energy Corp. *	2,825,846
23,200	Western Refining, Inc.	895,520

		4,250,186

Finance - 9.3%
9,600	Affiliated Managers Group, Inc. *	1,920,480
11,300	Axis Capital Holdings, Ltd.	518,105
37,600	First Republic Bank/CA	2,030,024
13,800	Signature Bank/New York NY *	1,733,142

Quantity	Name of Issuer	Fair Value ($)

12,650	Stifel Financial Corp. *	629,464
30,500	TCF Financial Corp.	508,130
18,100	Texas Capital Bancshares, Inc. *	1,175,414
22,400	Validus Holdings, Ltd.	844,704

		9,359,463

Health Services - 6.4%
25,500	Advisory Board Co. *	1,638,375
12,200	Air Methods Corp. *	651,846
3,800	Athenahealth, Inc. *	608,912
7,100	Hanger, Inc. *	239,128
42,000	Healthcare Services Group, Inc.	1,220,520
15,300	Parexel International Corp. *	827,577
11,500	Stericycle, Inc. *	1,306,630

		6,492,988

Health Technology - 10.9%
12,100	Alexion Pharmaceuticals, Inc. *	1,840,773
13,400	Align Technology, Inc. *	693,986
10,100	Celgene Corp. *	1,409,960
39,000	Celldex Therapeutics, Inc. *	689,130
3,700	Clovis Oncology, Inc. *	256,299
13,600	Cubist Pharmaceuticals, Inc. *	994,840
25,600	Isis Pharmaceuticals, Inc. *	1,106,176
13,500	NuVasive, Inc. *	518,535
13,800	PerkinElmer, Inc.	621,828
2,200	Puma Biotechnology, Inc. *	229,108
11,000	Sangamo BioSciences, Inc. *	198,880
14,300	STERIS Corp.	682,825
3,600	Synageva BioPharma Corp. *	298,692
7,700	Techne Corp.	657,349
12,900	Thoratec Corp. *	461,949
17,600	Volcano Corp. *	346,896

		11,007,226

Industrial Services - 7.5%
24,300	Atwood Oceanics, Inc. *	1,224,477
18,900	Chicago Bridge & Iron Co. NV	1,647,135
5,200	Core Laboratories NV	1,031,888
22,000	EMCOR Group, Inc.	1,029,380
26,200	Tetra Tech, Inc. *	775,258
17,500	Tutor Perini Corp. *	501,725
31,800	Waste Connections, Inc.	1,394,748

		7,604,611

Non-Energy Minerals - 0.5%
5,300	Eagle Materials, Inc.	469,898

Process Industries - 1.5%
3,100	CF Industries Holdings, Inc.	807,984
11,900	Scotts Miracle-Gro Co.	729,232

		1,537,216

See accompanying notes to schedule of investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 12.4%
9,300	AGCO Corp.	512,988
31,600	AMETEK, Inc.	1,627,084
5,300	Applied Industrial Technologies, Inc.	255,672
14,000	CLARCOR, Inc.	802,900
14,400	Crane Co.	1,024,560
23,600	IDEX Corp.	1,720,204
25,800	ITT Corp.	1,103,208
14,000	Lincoln Electric Holdings, Inc.	1,008,140
8,400	MSC Industrial Direct Co., Inc.	726,768
12,100	Proto Labs, Inc. *	818,807
7,120	RBC Bearings, Inc. *	453,544
26,800	Trimble Navigation, Ltd. *	1,041,716
18,600	Wabtec Corp.	1,441,500

		12,537,091

Retail Trade - 4.2%
10,900	Casey’s General Stores, Inc.	736,731
32,700	Dick’s Sporting Goods, Inc.	1,785,747
14,800	Lululemon Athletica, Inc. *	778,332
9,700	Ulta Salon Cosmetics & Fragrance, Inc. *	945,556

		4,246,366

Technology Services - 12.0%
18,300	ANSYS, Inc. *	1,409,466
16,800	Aspen Technology, Inc. *	711,648
19,700	CommVault Systems, Inc. *	1,279,515
17,300	Concur Technologies, Inc. *	1,713,911
28,400	Informatica Corp. *	1,072,952

Quantity	Name of Issuer	Fair Value ($)

14,100	Solera Holdings, Inc.	893,094
17,700	Syntel, Inc. *	1,591,230
15,100	Ultimate Software Group, Inc. *	2,068,700
40,500	Web.Com Group, Inc. *	1,378,215

		12,118,731

Transportation - 4.2%
13,800	Alaska Air Group, Inc.	1,287,678
38,100	Knight Transportation, Inc.	881,253
13,500	Ryder System, Inc.	1,078,920
38,800	Swift Transportation Co. *	960,300

		4,208,151

Utilities - 0.7%
18,900	ITC Holdings Corp.	705,915

Total Common Stocks (cost: $62,094,417)		99,955,324

Total Investments in Securities - 98.8% (cost: $62,094,417)		99,955,324
Other Assets and Liabilities, net - 1.2%		1,186,322

Total Net Assets - 100.0%		$101,141,646

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments) :

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	99,955,324	—	—	99,955,324
Total:	99,955,324	—	—	99,955,324

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For	the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.4%
Africa/Middle East - 1.6%
South Africa - 1.6%
5,940	MTN Group, Ltd.	121,574
4,400	Sasol, Ltd., ADR	245,872

		367,446

Asia - 23.9%
Australia - 5.0%
7,575	Australia & New Zealand Banking Group, Ltd.	233,030
16,050	BHP Billiton, Ltd.	544,020
12,200	Westpac Banking Corp., ADR	391,132

		1,168,182

China/Hong Kong - 5.3%
110,000	CIMC Enric Holdings, Ltd.	155,481
30,950	HSBC Holdings, PLC	314,037
9,860	HSBC Holdings, PLC	99,836
26,000	Hutchison Whampoa, Ltd.	345,067
7,500	New Oriental Education & Tech. Group, ADR	220,125
1,700	Tencent Holdings, Ltd.	118,660

		1,253,206

Japan - 10.1%
37,000	Daicel Corp.	303,353
13,800	Honda Motor Co., Ltd.	485,576
9,000	Kubota Corp.	119,615
5,500	Makita Corp.	302,795
10,700	Seven & I Holdings Co., Ltd.	407,718
1,000	SMC Corp.	263,733
3,200	Softbank Corp.	241,818
5,900	Sumitomo Mitsui Financial Group, Inc.	252,897

		2,377,505

Singapore - 1.9%
6,000	Avago Technologies, Ltd.	386,460
28,000	OSIM International, Ltd.	57,762

		444,222

South Korea - 1.6%
285	Samsung Electronics Co., Ltd., GDR	179,694
4,250	Shinhan Financial Group Co., Ltd.	188,046

		367,740

Europe - 71.4%
Denmark - 1.2%
6,070	Novo Nordisk A/S	276,381

France - 8.0%
6,500	BNP Paribas SA	501,147
2,525	Dassault Systemes SA	295,466
4,380	Ingenico	409,371

Quantity	Name of Issuer	Fair Value ($)

2,175	Sanofi	227,287
4,550	Schlumberger, Ltd.	443,625

		1,876,896

Germany - 9.0%
3,640	Adidas AG	393,593
3,400	Allianz SE	574,667
1,660	Linde AG	332,378
980	Rational AG	349,247
1,450	SAP AG, ADR	117,900
2,600	Siemens AG, ADR	351,390

		2,119,175

Ireland - 2.2%
7,150	Covidien, PLC	526,669

Italy - 4.3%
11,200	Azimut Holding SpA	400,103
9,750	Eni SpA	244,496
25,000	Prada SpA	195,763
3,600	Tenaris SA, ADR	159,300

		999,662

Netherlands - 6.3%
2,450	ASML Holding NV	228,732
3,865	Gemalto NV	450,485
39,700	ING Groep NV *	564,604
2,650	LyondellBasell Industries NV	235,691

		1,479,512

Norway - 1.0%
6,400	Seadrill, Ltd.	225,024

Spain - 4.1%
37,100	Banco Bilbao Vizcaya Argentaria SA, ADR	445,571
3,470	Inditex SA	520,604

		966,175

Sweden - 1.2%
2,700	Autoliv, Inc.	270,945

Switzerland - 17.2%
6,110	Adecco SA	508,512
10,695	Credit Suisse Group AG, ADR	346,304
9,430	Nestle SA	709,793
6,285	Novartis AG	533,646
2,100	Roche Holding AG	631,604
249	SGS SA	614,102
360	Swatch Group AG	225,840
1,270	Syngenta AG	482,124

		4,051,925

United Kingdom - 16.9%
10,800	Bellway, PLC	298,986
11,340	British American Tobacco, PLC	632,606
14,595	Burberry Group, PLC	339,322

See accompanying notes to schedule of investments.

14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
5,100	Diageo, PLC, ADR	635,409
66,145	DS Smith, PLC	358,485
24,700	Essentra, PLC	359,971
6,350	GlaxoSmithKline, PLC, ADR	339,281
4,020	Reckitt Benckiser Group, PLC	328,050
2,200	Royal Dutch Shell, PLC, ADR	171,842
1,600	Royal Dutch Shell, PLC, ADR	116,896
4,985	Shire, PLC	246,782
41,421	Vodafone Group, PLC	152,317

		3,979,947

Latin America - 1.0%
Brazil - 1.0%
4,300	AGCO Corp.	237,188

North America - 0.5%
Canada - 0.5%
3,000	Rogers Communications, Inc.	124,320

Total Common Stocks (cost: $17,838,355)		23,112,120

Total Investments in Securities - 98.4% (cost: $17,838,355)		23,112,120
Other Assets and Liabilities, net - 1.6%		381,668

Total Net Assets - 100.0%		$23,493,788

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

MARCH 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit International Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	18.4%
Producer Manufacturing	12.3
Health Technology	11.8
Consumer Non-Durables	10.1
Process Industries	7.3
Electronic Technology	7.1
Commercial Services	6.3
Consumer Durables	6.1
Retail Trade	4.0
Industrial Services	3.5
Energy Minerals	3.3
Communications	2.7
Non-Energy Minerals	2.3
Technology Services	2.3
Consumer Services	0.9

98.4
Other Assets and Liabilities, net	1.6

100.0%

See accompanying notes to schedule of investments.

16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	391,132	777,050	—	1,168,182
Brazil	237,188	—	—	237,188
Canada	124,320	—	—	124,320
China/Hong Kong	220,125	1,033,081	—	1,253,206
Denmark	—	276,381	—	276,381
France	443,625	1,433,271	—	1,876,896
Germany	469,290	1,649,885	—	2,119,175
Ireland	526,669	—	—	526,669
Italy	159,300	840,362	—	999,662
Japan	—	2,377,505	—	2,377,505
Netherlands	464,423	1,015,089	—	1,479,512
Norway	225,024	—	—	225,024
Singapore	386,460	57,762	—	444,222
South Africa	245,872	121,574	—	367,446
South Korea	179,694	188,046	—	367,740
Spain	445,571	520,604	—	966,175
Sweden	270,945	—	—	270,945
Switzerland	346,304	3,705,621	—	4,051,925
United Kingdom	1,263,428	2,716,519	—	3,979,947
Total:	6,399,370	16,712,750	—	23,112,120

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.9%
Africa/Middle East - 10.5%
Israel - 1.0%
2,400	NICE Systems, Ltd., ADR	107,184

South Africa - 9.5%
6,000	Bidvest Group, Ltd.	158,530
10,450	MTN Group, Ltd.	213,880
3,425	Naspers, Ltd.	377,411
4,300	Sasol, Ltd., ADR	240,284

		990,105

Asia - 62.3%
Australia - 3.5%
3,950	BHP Billiton, Ltd., ADR	267,691
1,625	Rio Tinto, Ltd.	95,847

		363,538

China/Hong Kong - 26.2%
76,000	Belle International Holdings, Ltd.	75,979
5,400	China Life Insurance Co., Ltd., ADR	228,636
34,000	China Mengniu Dairy Co., Ltd.	170,635
98,000	China Oilfield Services, Ltd.	231,064
29,500	China Shenhua Energy Co., Ltd.	85,418
3,600	China Unicom Hong Kong, Ltd., ADR	47,376
389,500	China ZhengTong Auto Services, Ltd. *	217,116
48,000	CIMC Enric Holdings, Ltd.	67,846
1,650	CNOOC, Ltd., ADR	250,486
34,000	ENN Energy Holdings, Ltd.	237,197
27,000	Hengan International Group Co., Ltd.	280,302
60,000	Kunlun Energy Co., Ltd.	100,539
8,000	New Oriental Education & Tech. Group, ADR	234,800
52,000	PetroChina Co., Ltd.	56,484
6,600	Tencent Holdings, Ltd.	460,681

		2,744,559

India - 1.9%
4,500	ICICI Bank, Ltd., ADR	197,100

Indonesia - 2.5%
398,500	Astra International Tbk PT	260,661

Malaysia - 1.0%
5,900	British American Tobacco Malaysia	106,816

Singapore - 2.2%
9,000	DBS Group Holdings, Ltd.	115,956
55,000	OSIM International, Ltd.	113,461

		229,417

Quantity	Name of Issuer	Fair Value ($)

South Korea - 14.4%
11,685	Cheil Worldwide, Inc. *	263,603
640	E-Mart Co., Ltd.	146,947
4,787	Industrial Bank of Korea	60,880
1,100	POSCO, ADR	76,351
425	Samsung Electronics Co., Ltd.	537,274
9,510	Shinhan Financial Group Co., Ltd.	420,782

		1,505,837

Taiwan - 5.1%
78,177	Cathay Financial Holding Co., Ltd.	114,274
27,250	Hon Hai Precision Industry Co., Ltd., GDR	156,279
67,482	Taiwan Semiconductor Co.	265,511

		536,064

Thailand - 3.9%
13,000	Advanced Info Service PCL	90,791
36,800	Bangkok Bank PCL	203,978
260,614	Siam Global House PCL	115,882

		410,651

Turkey - 1.6%
7,500	BIM Birlesik Magazalar A/S	168,940

Europe - 1.2%
Russia - 1.2%
15,800	Gazprom OAO, ADR	121,885

Latin America - 23.9%
Brazil - 19.8%
3,900	AGCO Corp.	215,124
53,700	Ambev SA, ADR *	397,917
19,801	Banco Bradesco SA	271,223
5,450	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar, ADR	238,492
10,250	Embraer SA, ADR	363,772
15,800	Petrobras	109,326
20,500	Qualicorp SA *	206,175
5,350	Telefonica Brasil SA, ADR	113,634
11,400	Vale SA, ADR	157,662

		2,073,325
Chile - 1.3%
5,950	Banco Santander Chile, ADR	139,474

Mexico - 1.7%
4,700	America Movil SAB de CV, ADR	93,436
2,500	Grupo Televisa SA, ADR	83,225

		176,661

See accompanying notes to schedule of investments.

18

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Peru - 1.1%
3,800	Southern Copper Corp.	110,621

Total Common Stocks (cost: $7,800,492)		10,242,838

Total Investments in Securities - 97.9% (cost: $7,800,492)		10,242,838
Other Assets and Liabilities, net - 2.1%		220,401

Total Net Assets - 100.0%		$10,463,239

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.7%
Consumer Non-Durables	10.9
Electronic Technology	10.2
Energy Minerals	9.2
Producer Manufacturing	8.7
Consumer Services	8.2
Non-Energy Minerals	6.8
Retail Trade	6.4
Communications	5.3
Technology Services	4.4
Commercial Services	2.5
Utilities	2.3
Industrial Services	2.2
Consumer Durables	2.1
Health Services	2.0

97.9
Other Assets and Liabilities, net	2.1

100.0%

    ADR — American Depositary Receipt

    GDR — Global Depositary Receipt

See accompanying notes to schedule of investments.

MARCH 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	267,691	95,847	—	363,538
Brazil	2,073,325	—	—	2,073,325
Chile	139,474	—	—	139,474
China/Hong Kong	761,298	1,983,261	—	2,744,559
India	197,100	—	—	197,100
Indonesia	—	260,661	—	260,661
Israel	107,184	—	—	107,184
Malaysia	—	106,816	—	106,816
Mexico	176,661	—	—	176,661
Peru	110,621	—	—	110,621
Russia	—	121,885	—	121,885
Singapore	—	229,417	—	229,417
South Africa	240,284	749,821	—	990,105
South Korea	76,351	1,429,486	—	1,505,837
Taiwan	—	536,064	—	536,064
Thailand	—	410,651	—	410,651
Turkey	—	168,940	—	168,940
Total:	4,149,989	6,092,849	—	10,242,838

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

20

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2014 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At March 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

21

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014 (Continued)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$3,750,601	$(103,192)	$3,647,409	$11,453,701
Dividend Growth	216,454,327	(2,043,664)	214,410,663	863,558,547
Global Dividend Growth	3,687,629	(137,126)	3,550,503	19,529,753
Small Cap Growth	38,882,331	(1,021,424)	37,860,907	62,094,417
International Growth	5,630,318	(356,553)	5,273,765	17,838,355
Developing Markets Growth	3,070,691	(628,345)	2,442,346	7,800,492

22

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 8, 2014